Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Jan. 31, 2020
Disclosure of inventories [line items]
Total inventories	$ 1,087.3	$ 1,166.3
Materials and work in progress [member]
Disclosure of inventories [line items]
Total inventories	540.7	429.5
Finished products [member]
Disclosure of inventories [line items]
Total inventories	305.0	492.0
Parts, accessories and apparel [member]
Disclosure of inventories [line items]
Total inventories	$ 241.6	$ 244.8